OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of other assets [text block] [Abstract]
OTHER ASSETS
NOTE 26: OTHER ASSETS

	2022 £m	2021 £m
Property, plant and equipment:
Investment properties (see below)	2,532	3,612
Premises	871	817
Equipment	1,285	1,634
Operating lease assets (see below)	4,816	4,196
Right-of-use assets (note 27)	1,156	1,318
	10,660	11,577
Settlement balances	416	434
Prepayments	1,224	1,022
Deferred acquisition and origination costs	54	64
Other assets	1,483	1,593
Total other assets	13,837	14,690
Investment properties
The Group’s investments properties are predominantly held by the Insurance, Pensions and Investments business where they back policyholder liabilities. They are valued by external Chartered Surveyors using industry standard techniques based on guidance from the Royal Institute of Chartered Surveyors. The valuation methodology includes an assessment of general market conditions and sector level transactions and takes account of expectations of occupancy rates, rental income and growth. Property valuations undergo individual scrutiny using cash flow analysis to factor in the timing of rental reviews, capital expenditure, lease incentives, dilapidation and operating expenses; these reviews utilise both observable and unobservable inputs. Within the fair value hierarchy, all of the Group’s investment properties are categorised as level 3 (see note 49 for details of levels in the fair value hierarchy). The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2022 £m	2021 £m
At 1 January	3,612	3,347
Acquisition of new properties	60	18
Additional expenditure on existing properties	50	68
Change in fair value (note 7)	(511)	575
Disposals	(679)	(396)
At 31 December	2,532	3,612
Rental income of £145 million (2021: £186 million) and direct operating expenses of £32 million (2021: £25 million) arising from investment properties that generate rental income have been recognised in the income statement.
Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £119 million (2021: £78 million).
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2022 £m	2021 £m
Within 1 year	912	848
1 to 2 years	620	561
2 to 3 years	322	288
3 to 4 years	102	86
4 to 5 years	11	8
Over 5 years	–	–
Total future minimum rentals receivable	1,967	1,791
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2022 £m	2021 £m
Electric vehicles	1,610	728
Internal combustion engine vehicles	2,042	2,531
Hybrid vehicles	1,159	928
Other	5	9
Total operating lease assets	4,816	4,196